Inventories (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Raw materials	$ 2,966	$ 3,573	$ 3,766
Work-in-process	2,589	2,920	2,959
Finished goods	6,785	8,767	7,562
Supplies	285	287	257
Total inventories	12,625	15,547	14,544
Long-term material purchase obligations	1,568
Liquidation of LIFO layers effect on cost of goods sold	115
Liquidation of LIFO layers effect on profit	$ 81
Liquidation of LIFO layers effect on profit per share	$ 0.12